Goodwill, Software and Other Intangible Assets (Tables)	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Summary of Changes in Carrying Amount of Goodwill by Cash Generating Units
We have two significant CGUs to which goodwill has been allocated. The changes in the carrying amount of goodwill are allocated to each CGU as follows:

		CGUs
$ millions, as at or for the year ended October 31		Canadian Wealth Management	U.S. Commercial Banking and Wealth Management	Other	Total
2024	Balance at beginning of year	$884	$4,300	$241	$5,425
	Impairment	–	–	–	–
	Adjustments (1)	–	18	–	18
	Balance at end of year	$884	$4,318	$241	$5,443
2023	Balance at beginning of year	$884	$4,224	$240	$5,348
	Impairment	–	–	–	–
	Adjustments (1)	–	76	1	77
	Balance at end of year	$884	$4,300	$241	$5,425

(1)	Includes foreign currency translation adjustments.

Schedule of Carrying Amount of Indefinite-lived Intangible Assets
The carrying amount of indefinite-lived intangible assets is provided in the following table:

$ millions, as at or for the year ended October 31		Contract based (1)	Brand name (2)	Total
2024	Balance at beginning of year	$116	$–	$116
	Impairment	–	–	–
	Balance at end of year	$116	$–	$116
2023	Balance at beginning of year	$116	$27	$143
	Impairment	–	(27)	(27)
	Balance at end of year	$116	$–	$116

(1)	Represents management contracts purchased as part of past acquisitions.
(2)
Acquired as part of the CIBC Caribbean acquisition. On October 31, 2023, CIBC Caribbean announced its intent to rebrand as CIBC, and we therefore recognized an impairment charge of $27 million in Corporate and Other related to the impairment of the indefinite-lived brand name intangible asset.

Schedule of Components of Finite-lived Software and Other Intangible Assets
The components of finite-lived software and other intangible assets are as follows:

$ millions, as at or for the year ended October 31		Software (1)	Core deposit intangibles (2)	Contract based	Customer relationships (3)	Total
2024	Gross carrying amount
	Balance at beginning of year	$5,610	$55	$21	$474	$6,160
	Additions	741	–	–	–	741
	Disposals (4)	(650)	(2)	(10)	(94)	(756)
	Adjustments (5)	4	–	–	1	5
	Balance at end of year	$5,705	$53	$11	$381	$6,150
2023	Balance at end of year	$5,610	$55	$21	$474	$6,160
2024	Accumulated amortization
	Balance at beginning of year	$3,243	$39	$14	$238	$3,534
	Amortization and impairment (4)	561	6	5	49	621
	Disposals (4)	(615)	(2)	(10)	(94)	(721)
	Adjustments (5)	1	–	–	1	2
	Balance at end of year	$3,190	$43	$9	$194	$3,436
2023	Balance at end of year	$3,243	$39	$14	$238	$3,534
	Net book value
	As at October 31, 2024	$2,515	$10	$2	$187	$2,714
	As at October 31, 2023	$2,367	$16	$7	$236	$2,626
(1)	Includes $1,062 million (2023: $1,021 million) of work-in-progress not subject to amortization.
(2)	Acquired as part of the acquisition of The PrivateBank.
(3)	Represents customer relationships associated with past acquisitions including of the Canadian Costco credit card portfolio in 2022.
(4)	Includes write-offs of fully amortized assets.
(5)	Includes foreign currency translation.